Cover	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K (“Amendment No. 1”) amends Item 9.01 of the Current Report on Form 8-K filed by AI Unlimited Group, Inc. (the “Company”) on July 15, 2024 (the “Original Report”) in which the Company reported, among other events, the consummation of the previously-announced acquisitions (the “Acquisitions”) wherein Nest Egg Investments LLC, a Delaware limited liability company (“Nest Egg”), Resolve Debt, LLC, a Wyoming limited liability company (“Resolve Debt”) and Travl LLC, a Delaware limited liability company (“Travl”, together with Nest Egg and Resolve Debt, the “Subsidiaries”), became the wholly-owned subsidiaries of the Company.This Amendment No. 1 hereby amends the subsections of Item 2.01 identified below and Item 9.01 in the Original Report to include (i) Nest Egg’s audited consolidated financial statement for the years ended December 31, 2023 and 2022, which is filed as Exhibit 99.1 to this Current Report on Form 8-K/A; (ii) Resolve Debt’s audited consolidated financial statement for the years ended December 31, 2023 and 2022, which is filed as Exhibit 99.2 to this Current Report on Form 8-K/A; (iii) Travl’s audited consolidated financial statement for the years ended December 31, 2023 and 2022, which is filed as Exhibit 99.3 to this Current Report on Form 8-K/A; (iv) the Company’s unaudited pro forma condensed combined financial information as of June 30, 2024, which is filed as Exhibit 99.4 to this Current Report on Form 8-K/A; and (v) the written consent of Boladale Lawal & Co, the Subsidiaries’ independent registered public accounting firm, which is filed as Exhibit 23.1 to this Current Report on Form 8-K/A.The text of the Original Report is hereby incorporated by reference. This Amendment No. 1 solely amends the subsections of Item 2.01 and 9.01 as identified below, and Item 2.01 and 9.01 of the Original Report otherwise remain unchanged. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. Capitalized terms not otherwise defined herein shall have their respective meanings ascribed to them in the Original Report.
Document Period End Date	Jul. 15, 2024
Entity File Number	000-56573
Entity Registrant Name	AI Unlimited Group, Inc.
Entity Central Index Key	0001932244
Entity Tax Identification Number	88-1455444
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	LEVEL 11
Entity Address, Address Line Two	9255 W. Sunset Blvd.
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	(800)
Local Phone Number	309-5983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common, par value $0.0001
Trading Symbol	LVER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false